[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694
MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

(Showing Percentages of Total Value of Investments)

		Face
		Amount (000)	Value (000)
DEBT INSTRUMENTS (97.5%)
Argentina (4.0%)
Sovereign (4.0%)
Republic of Argentina
5.83%, 12/31/33		$16,530	$7,934
8.28%, 12/31/33	(a)	425	492
Republic of Argentina (Linked Variable Rate)
233.70%, 4/10/49	(b)	3,770	1,791
			10,217
Brazil (14.9%)
Corporate (1.6%)
Banco ABN Amro Real S.A.
15.86%, 12/13/07	BRL	3,900	1,942
16.20%, 2/22/10		4,240	2,291
			4,233
Sovereign (13.3%)
Citigroup, Inc.
6.00%, 5/18/09		$2,000	2,259
Federative Republic of Brazil
8.00%, 1/15/18		3,144	3,559
8.88%, 10/14/19 - 4/15/24		7,688	9,760
10.50%, 7/14/14		1,740	2,240
11.00%, 8/17/40		1,850	2,498
14.50%, 10/15/09		6,040	7,399
J.P. Morgan Chase & Co.
Zero Coupon, 1/1/12		13,350	6,249
			33,964
			38,197
Bulgaria (1.5%)
Sovereign (1.5%)
Republic of Bulgaria
8.25%, 1/15/15		1,699	2,018
Republic of Bulgaria (Registered)
8.25%, 1/15/15		1,490	1,769
			3,787
Chile (1.7%)
Corporate (1.7%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(c)	4,170	4,431
Colombia (3.1%)
Sovereign (3.1%)
7.38%, 9/18/37		2,040	2,226
8.13%, 5/21/24		1,420	1,661
8.25%, 12/22/14		1,040	1,186
9.75%, 4/9/11		1,163	1,266
11.75%, 2/25/20		1,075	1,585
			7,924
Ecuador (1.1%)
Sovereign (1.1%)
Republic of Ecuador (Registered)
9.38%, 12/15/15		470	451

10.00%, 8/15/30	(d)	2,500	2,231
			2,682
Indonesia (3.8%)
Corporate (3.8%)
Pindo Deli Finance Mauritius
Tranche A, 6.00%, 4/28/15	(c)(e)	1,383	1,114
Tranche B, 6.00%, 4/28/18	(c)(e)	3,413	1,792
Tranche C, Zero Coupon 4/28/27	(c)(e)	6,884	998
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 6.00%, 4/28/15		2,579	2,154
Tranche A, 6.00%, 4/28/15	(c)(e)	1,967	1,642
Tranche B, 6.00%, 4/28/18	(c)(e)	2,954	1,551
Tranche C, Zero Coupon, 4/28/27	(c)(e)	3,352	519
			9,770
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast
2.50%, 3/31/18		2,045	552
Malaysia (1.0%)
Sovereign (1.0%)
Government of Malaysia
7.50%, 7/15/11		420	457
8.75%, 6/1/09		1,929	2,069
			2,526
Mexico (17.6%)
Corporate (7.0%)
Pemex Project Funding Master Trust
6.63%, 6/15/35	(b)	5,000	5,156
6.66%, 6/15/10	(c)(e)	4,250	4,369
8.63%, 12/1/23		1,740	2,171
9.13%, 10/13/10		4,040	4,533
9.50%, 9/15/27		1,320	1,792
			18,021
Sovereign (10.6%)
Mexican Bonos
8.00%, 12/17/15	MXN	54,910	5,108
9.50%, 12/18/14		111,250	11,225
United Mexican States
6.75%, 9/27/34		$3,679	4,021
7.50%, 1/14/12		1,700	1,866
8.38%, 1/14/11		4,400	4,882
			27,102
			45,123
Panama (2.5%)
Sovereign (2.5%)
Republic of Panama
7.13%, 1/29/26		1,910	2,072
7.25%, 3/15/15		700	762
9.38%, 4/1/29		1,890	2,528
9.63%, 2/8/11		906	1,036
			6,398
Peru (2.8%)
Sovereign (2.8%)
Republic of Peru
8.38%, 5/3/16		1,150	1,371
8.75%, 11/21/33		3,130	4,132
9.88%, 2/6/15		1,385	1,768
			7,271

Philippines (11.4%)
Sovereign (11.4%)
Republic of Philippines
8.88%, 3/17/15	(h)	9,480	11,151
9.00%, 2/15/13		2,240	2,590
9.50%, 2/2/30		9,365	12,455
10.63%, 3/16/25		2,080	2,959
			29,155
Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered)
9.75%, 6/15/30		1,260	1,881
Russia (14.2%)
Corporate (4.4%)
Gaz Capital for Gazprom
6.21%, 11/22/16	(c)	3,282	3,292
8.63%, 4/28/34		3,670	4,738
RSHB Capital S.A. for OJSC
Russia Argicultural Bank
7.18%, 5/16/13		270	285
7.18%, 5/16/13	(c)	2,800	2,964
			11,279
Sovereign (9.8%)
Russian Federation
7.50%, 3/31/30	(c)(d)	3,384	3,850
Russian Federation (Registered)
5.00%, 3/31/30	(d)	4,640	5,277
11.00%, 7/24/18		5,901	8,534
12.75%, 6/24/28		4,080	7,428
			25,089
			36,368
Trinidad (0.9%)
Corporate (0.9%)
National Gas of Trinidad & Tobago, Ltd.
6.05%, 1/15/36	(c)	2,369	2,302
Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.38%, 4/25/12		750	817
Turkey (8.8%)
Sovereign (8.8%)
Citigroup Global Market Holdings, Inc.
(Turkish Lira index Linked)
Zero Coupon, 8/14/08		5,320	5,993
J.P.Morgan Chase & Co.
Zero Coupon, 8/14/08		6,300	5,074
Republic of Turkey
7.00%, 9/26/16		2,920	2,986
11.00%, 1/14/13		2,470	3,033
11.50%, 1/23/12		320	392
11.88%, 1/15/30		3,210	4,952
			22,430
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine
6.58%, 11/21/16		2,410	2,449
Venezuela (6.0%)
Sovereign (6.0%)
Republic of Venezuela
8.50%, 10/8/14		1,510	1,685

9.25%, 9/15/27		2,715	3,421
10.75%, 9/19/13		8,330	10,192
			15,298
TOTAL DEBT INSTRUMENTS
(Cost $231,255)			249,578
		No. of
		Warrants
WARRANTS (1.2%)
Argentina (0.6%)
Republic of Argentina,
expiring 12/15/35	(a)(f)	1,108,801	153
Republic of Argentina,
expiring 12/15/35	(b)(f)	37,715,134	1,473
			1,626
Nigeria (0.3%)
Central Bank of Nigeria,
expiring 11/15/20		3,000	765
Mexico (0.1%)
United Mexican States
expiring 9/24/07		4	276
Venezuela (0.2%)
Republic of Venezuela Oil- Linked Payment Obligation,
expiring 4/15/20		11,350	414
TOTAL WARRANTS (Cost $939)			3,081
		No. of
		Contracts
PUT OPTIONS PURCHASED (0.2%)
Brazil (0.1%)
Brazilian Real Put @ $2.25
expiring 1/31/08 (Cost $470)	(f)	12,214,000	255
Turkey (0.1%)
Turkish Lira Put @ $1.510
expiring 1/31/08 (Cost $391)	(f)	10,760,000	152
TOTAL OPTION PURCHASED			407
		Face
		Amount (000)
SHORT-TERM INVESTMENT (1.1%)
United States (1.1%)
Repurchase Agreement (1.1%)
J.P. Morgan Securities, Inc., 5.28% dated 3/30/07, due 4/2/07, repurchase price $2,846 (Cost $2,845)	$ (g)	2,845	2,845
TOTAL INVESTMENTS + (100%)
(Cost $235,430)			255,911
LIABILITIES IN EXCESS OF OTHER ASSETS			(7,262)
NET ASSETS			$248,649

(a)	Security was valued at fair value — At March 31, 2007, the Fund held $645,000 of fair-valued securities, representing 0.3% of net assets.
(b)	Issuer is default.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is ultimate maturity.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2007.
(f)	Non-income producing.
(g)	Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(h)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2007.
BRL	Brazilian Real
MXN	Mexican Peso
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $235,430,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,481,000 of which $24,266,000 related to appreciated securities and $3,785,000 related to depreciated securities.

	No. of Contracts	Value (000)
Options Written
Put Options Written
Brazil
Brazilian Real Put @ $ 2.45 expiring 1/31/08	29,018	$257
Turkey
Turkish Lira Put @ $ 1.661 expiring 7/24/07	27,693	28
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $861)		$285

	Total	Total
	Number of	Premiums
	Contracts	Received

Options Outstanding — January 1, 2007	—	—
Options Written	56,711	$861
Options Terminated in Closing Purchase
Transactions	—	—
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — March 31, 2007	56,711	$861

At March 31, 2007, the Fund had a reverse repurchase agreement outstanding with Lehman Brothers as follows:

Maturity in
less than
Lehman Brothers Agreement	365 Days
Value of Securities Subject to Repurchase	$8,500,000
Liability Under Reverse Repurchase Agreement	$8,500,000
Weighted Average Days to Maturity	30.29

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07